Other Expenses, By Nature	12 Months Ended
Dec. 31, 2025
OTHER EXPENSES, BY NATURE
Other Expenses, By Nature

32.  OTHER EXPENSES, BY NATURE

Other miscellaneous operating expense for the years ended December 31, 2025, 2024 and 2023, are as follows:

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Professional, outsourced and other services	(109,793)	(92,059)	(106,420)
Repairs and maintenance	(63,929)	(65,418)	(60,673)
Insurance premiums	(31,108)	(31,434)	(26,419)
Environmental expenses	(15,311)	(10,772)	(5,222)
Administrative expenses	(11,815)	(12,071)	(10,960)
Taxes and charges	(6,599)	(6,232)	(6,490)
Leases and rental costs	(8,635)	(7,111)	(6,500)
Marketing, public relations and advertising	(2,558)	(2,940)	(3,593)
Travel expenses	(1,235)	(2,449)	(3,438)
Indemnities and fines	(1,801)	(769)	(135)
Other supplies and services	(13,262)	(17,669)	(19,955)
Write‑off of property, plant and equipment	(10,197)	(2,417)	(3,251)
Total	(276,243)	(251,341)	(253,056)